UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-09917

SENTINEL VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

(Name and address of agent for service)

(802) 229-3113

(Registrant's telephone number, including area code)

Date of fiscal year end: 12/31/17

Date of reporting period: 09/30/17

ITEM 1. Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at September 30, 2017

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	54.4%
U.S. Government Obligations	17.3%
Foreign Stocks & ADR's	1.6%
Domestic Exchange Traded Funds	1.4%
Real Estate Investment Trusts	0.8%
Cash and Other	24.5%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	2.2%
Apple, Inc.	1.9%
Alphabet, Inc.	1.7%
Texas Instruments, Inc.	1.6%
Visa, Inc.	1.5%
Morgan Stanley	1.4%
McDonald's Corp.	1.4%
Comcast Corp.	1.3%
Merck & Co., Inc.	1.3%
Unilever NV	1.2%
Total of Net Assets	15.5%
Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	3.0%
FNMA AL5718	3.50%	09/01/44	2.9%
FHLMC Q29056	4.00%	10/01/44	2.4%
FHLMC G05624	4.50%	09/01/39	2.1%
FHLMC J22900	2.50%	03/01/28	1.5%
FHLMC Q29260	4.00%	10/01/44	1.3%
FNMA AS8703	2.50%	02/01/32	1.2%
FNMA 725423	5.50%	05/01/34	0.9%
FNMA AD9193	5.00%	09/01/40	0.9%
FNMA 725610	5.50%	07/01/34	0.9%
Total of Net Assets			17.1%

Average Effective Duration (for all Fixed Income Holdings) 0.8 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at September 30, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 17.3%
U.S. Government Agency Obligations 17.3%
Federal Home Loan Mortgage Corporation 7.3%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	246 M	$249,718
30-Year:
FHLMC G05624
4.5%, 09/01/39	338 M	366,218
FHLMC Q29260
4%, 10/01/44	210 M	220,591
FHLMC Q29056
4%, 10/01/44	389 M	410,086
		996,895
Total Federal Home Loan Mortgage Corporation		1,246,613
	Principal Amount (M=$1,000)	Value (Note 2)
Federal National Mortgage Association 10.0%
Mortgage-Backed Securities:
15-Year:
FNMA AS8703
2.5%, 02/01/32	204 M	$205,644
30-Year:
FNMA 725423
5.5%, 05/01/34	136 M	152,966
FNMA 725610
5.5%, 07/01/34	129 M	145,151
FNMA AD9193
5%, 09/01/40	138 M	150,893
FNMA 890310
4.5%, 12/01/40	33 M	35,291
FNMA AT2016
3%, 04/01/43	510 M	513,764
	Principal Amount (M=$1,000)	Value (Note 2)
FNMA AL5718
3.5%, 09/01/44	483 M	$500,900
		1,498,965
Total Federal National Mortgage Association		1,704,609
Total U.S. Government Obligations (Cost $2,945,453)		2,951,222

	Shares	Value (Note 2)
Domestic Common Stocks 54.4%
Consumer Discretionary 7.2%
Comcast Corp.	6,000	230,880
Goodyear Tire & Rubber Co.	2,400	79,800
Home Depot, Inc.	1,000	163,560
Marriott Int'l., Inc.	1,500	165,390
McDonald's Corp.	1,500	235,020
Omnicom Group, Inc.	1,500	111,105
Time Warner, Inc.	1,000	102,450

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

(Unaudited)

	Shares	Value (Note 2)
TJX Cos., Inc.	2,000	$147,460
		1,235,665
Consumer Staples 3.8%
CVS Health Corp.	600	48,792
Estee Lauder Cos, Inc.	1,300	140,192
Kraft Heinz Co.	1,000	77,550
PepsiCo, Inc.	1,000	111,430
Philip Morris Int'l., Inc.	1,000	111,010
Procter & Gamble Co.	1,800	163,764
		652,738
Energy 3.5%
Chevron Corp.	1,500	176,250
EOG Resources, Inc.	1,600	154,784
ExxonMobil Corp.	1,500	122,970
Schlumberger Ltd.	2,000	139,520
		593,524
Financials 9.1%
American Express Co.	1,200	108,552
Chubb Ltd.	1,000	142,550
CME Group, Inc.	1,000	135,680
Comerica, Inc.	1,400	106,764
Discover Financial Services	1,500	96,720
JPMorgan Chase & Co.	1,900	181,469
Morgan Stanley	5,000	240,850
PNC Financial Services Group, Inc.	1,300	175,201
S&P Global, Inc.	1,000	156,310
The Travelers Cos., Inc.	1,400	171,528
Webster Financial Corp.	800	42,040
		1,557,664
Health Care 9.9%
Amgen, Inc.	700	130,515
Becton Dickinson & Co.	1,000	195,950
Biogen, Inc.*	400	125,248
Bristol-Myers Squibb Co.	2,000	127,480
Danaher Corp.	1,000	85,780
Eli Lilly & Co.	1,300	111,202
Johnson & Johnson	1,000	130,010
Medtronic PLC	2,000	155,540
Merck & Co., Inc.	3,500	224,105
Stryker Corp.	500	71,010
UnitedHealth Group, Inc.	1,000	195,850
Zoetis, Inc.	2,000	127,520
		1,680,210
Industrials 4.9%
3M Co.	325	68,218
Boeing Co.	800	203,368
Canadian National Railway Co.	1,500	124,275
General Dynamics Corp.	500	102,790
Honeywell Int'l., Inc.	1,000	141,740
	Shares	Value (Note 2)
United Technologies Corp.	1,000	$116,080
Verisk Analytics, Inc.*	1,000	83,190
		839,661
Information Technology 13.5%
Accenture PLC	1,350	182,344
Alphabet, Inc.*	300	287,733
Apple, Inc.	2,100	323,652
Check Point Software Technologies Ltd.*	1,000	114,020
Cisco Systems, Inc.	5,200	174,876
Cognizant Technology Solutions Corp.	1,300	94,302
Facebook, Inc.*	300	51,261
Microsoft Corp.	5,000	372,450
Synopsys, Inc.*	2,000	161,060
Texas Instruments, Inc.	3,000	268,920
Visa, Inc.	2,500	263,100
		2,293,718
Materials 1.6%
DowDuPont, Inc.	1,923	133,129
Praxair, Inc.	1,000	139,740
		272,869
Telecommunication Services 0.9%
Verizon Communications, Inc.	3,000	148,470
Total Domestic Common Stocks (Cost $4,203,088)		9,274,519
Domestic Exchange Traded Funds 1.4%
Equity Funds 1.4%
iShares Core S&P Mid-Cap ETF	700	125,230
iShares Russell Mid-Cap Value ETF	700	59,451
SPDR S&P MidCap 400 ETF Trust	150	48,950
Total Domestic Exchange Traded Funds (Cost $225,210)		233,631
Foreign Stocks & ADR's 1.6%
Netherlands 1.2%
Unilever NV ADR	3,500	206,640
Switzerland 0.4%
Roche Holding AG ADR	2,000	63,930
Total Foreign Stocks & ADR's (Cost $212,982)		270,570
Real Estate Investment Trusts 0.8%
Real Estate 0.8%
Equinix, Inc.(a) (Cost $110,635)	300	133,890

Institutional Money Market Funds 24.5%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $4,181,782)	4,181,782	4,181,782
	Shares	Value (Note 2)
Total Investments 100.0% (Cost $11,879,150)†		$17,045,614
Excess of Liabilities Over Other Assets 0.0%^		(6,453)
Net Assets 100.0%		$17,039,161

*	Non-income producing.

†	Cost for federal income tax purposes is $11,879,150. At September 30, 2017 unrealized appreciation for federal income tax purposes aggregated $5,166,464 of which $5,220,364 related to appreciated securities and $53,900 related to depreciated securities.

(a)	Real Estate Investment Trusts

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

^	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at September 30, 2017

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	22.8%
1 yr. to 2.99 yrs.	2.6%
3 yrs. to 3.99 yrs.	8.5%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	20.5%
6 yrs. to 7.99 yrs.	13.8%
8 yrs. and over	31.8%

Average Effective Duration (for all Fixed Income Holdings) 7.1 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 3859 JB	5.00%	05/15/41	3.5%
FNMA AS8703	2.50%	02/01/32	3.3%
Bank of America Corp.	3.248%	10/21/27	2.9%
America Movil SAB de CV	6.125%	03/30/40	2.1%
FHLMC Q29056	4.00%	10/01/44	2.0%
FNMA AS7234	3.00%	05/01/46	1.9%
Description	Coupon	Maturity Date	Percent of Net Assets
FNMA BC1158	3.50%	02/01/46	1.8%
GNMA II 005175	4.50%	09/20/41	1.7%
FHLMC G05624	4.50%	09/01/39	1.5%
FNMA AS4707	3.50%	04/01/45	1.4%
Total of Net Assets			22.1%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 25.9%
U.S. Government Agency Obligations 25.9%
Federal Home Loan Mortgage Corporation 7.8%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	1,525 M	$1,671,639
Mortgage-Backed Securities:
30-Year:
FHLMC G05624
4.5%, 09/01/39	634 M	686,660
FHLMC Q29260
4%, 10/01/44	343 M	361,524
FHLMC Q29056
4%, 10/01/44	909 M	956,867
		2,005,051
Total Federal Home Loan Mortgage Corporation		3,676,690
Federal National Mortgage Association 16.3%
Mortgage-Backed Securities:
15-Year:
FNMA AS8703
2.5%, 02/01/32	1,540 M	1,551,676
30-Year:
FNMA 725423
5.5%, 05/01/34	513 M	575,636
FNMA 725610
5.5%, 07/01/34	479 M	537,596
	Principal Amount (M=$1,000)	Value (Note 2)
FNMA AD9193
5%, 09/01/40	460 M	$502,977
FNMA AR9195
3%, 03/01/43	604 M	608,824
FNMA AT2016
3%, 04/01/43	650 M	655,049
FNMA AL5718
3.5%, 09/01/44	599 M	620,518
FNMA AS4707
3.5%, 04/01/45	653 M	678,017
FNMA AZ7347
3%, 11/01/45	236 M	236,616
FNMA BC1158
3.5%, 02/01/46	809 M	834,272
FNMA AS7234
3%, 05/01/46	874 M	876,532
		6,126,037
Total Federal National Mortgage Association		7,677,713
Government National Mortgage Corporation 1.8%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	33 M	33,373
	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
GNMA II 005175
4.5%, 09/20/41	761 M	$817,706
Total Government National Mortgage Corporation		851,079
Total U.S. Government Obligations (Cost $12,246,005)		12,205,482
Domestic Corporate Bonds 43.4%
Basic Industry 3.0%
BHP Billiton Finance USA Ltd.
5%, 09/30/43	485 M	573,180
Int'l. Paper Co.
4.4%, 08/15/47	300 M	303,272
Sherwin-Williams Co.
4.55%, 08/01/45	520 M	546,031
		1,422,483
Capital Goods 6.3%
3M Co.
5.7%, 03/15/37	410 M	536,612
Caterpillar, Inc.
3.803%, 08/15/42	550 M	562,687
General Electric Co.
4.5%, 03/11/44	485 M	543,194
Lockheed Martin Corp.
3.55%, 01/15/26	350 M	362,136
Reynolds Group Issuer LLC
5.125%, 07/15/23(a)	75 M	78,270
United Technologies Corp.
2.65%, 11/01/26	350 M	337,682
4.15%, 05/15/45	510 M	524,797
		2,945,378

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Communications 6.1%
America Movil SAB de CV
6.125%, 03/30/40	805 M	$981,163
CCO Holdings LLC
5.75%, 02/15/26(a)	75 M	78,750
Comcast Corp.
2.35%, 01/15/27	350 M	326,536
Cox Communications, Inc.
3.35%, 09/15/26(a)	300 M	293,451
Frontier Communications Corp.
11%, 09/15/25	75 M	63,750
SFR Group SA
7.375%, 05/01/26(a)	73 M	78,657
Sprint Corp.
7.875%, 09/15/23	75 M	87,000
Telesat Canada / Telesat LLC
8.875%, 11/15/24(a)	75 M	84,469
Time Warner, Inc.
3.8%, 02/15/27	350 M	350,041
Walt Disney Co.
4.125%, 06/01/44	500 M	523,885
		2,867,702
Consumer Cyclical 5.2%
Amazon.com, Inc.
4.95%, 12/05/44	350 M	403,961
General Motors Financial Co., Inc.
3.2%, 07/06/21	200 M	203,468
Home Depot, Inc.
4.25%, 04/01/46	100 M	107,794
Lowe's Cos, Inc.
3.7%, 04/15/46	165 M	159,957
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	300 M	282,817
McDonald's Corp.
3.7%, 01/30/26	350 M	364,523
Target Corp.
3.625%, 04/15/46	550 M	517,170
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	350 M	348,690
Wynn Las Vegas LLC
5.5%, 03/01/25(a)	75 M	78,094
		2,466,474
Consumer Non-Cyclical 8.9%
Abbott Laboratories
4.9%, 11/30/46	300 M	334,882
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	350 M	398,330
DaVita, Inc.
5.125%, 07/15/24	75 M	74,672
Express Scripts Holding Co.
3.4%, 03/01/27	290 M	285,770
Gilead Sciences, Inc.
4.75%, 03/01/46	490 M	550,770
HCA, Inc.
5.375%, 02/01/25	75 M	79,031
	Principal Amount (M=$1,000)	Value (Note 2)
Medtronic, Inc.
3.5%, 03/15/25	350 M	$364,891
4.625%, 03/15/45	475 M	540,319
Northwell Healthcare, Inc.
6.15%, 11/01/43	420 M	532,834
Partners Healthcare System, Inc.
4.117%, 07/01/55	500 M	507,680
Pfizer, Inc.
4.4%, 05/15/44	480 M	529,613
		4,198,792
Energy 1.4%
EOG Resources, Inc.
3.15%, 04/01/25	550 M	548,789
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	75 M	82,709
		631,498
Financials 4.2%
Bank of America Corp.
3.248%, 10/21/27	1,400 M	1,371,324
Brookfield Asset Management, Inc.
4%, 01/15/25	186 M	191,133
Icahn Enterprises LP
5.875%, 02/01/22	75 M	77,250
JPMorgan Chase & Co
2.95%, 10/01/26	350 M	342,402
		1,982,109
Insurance 3.1%
Chubb INA Holdings, Inc.
3.35%, 05/03/26	350 M	358,689
Kemper Corp.
4.35%, 02/15/25	190 M	192,546
MetLife, Inc.
4.6%, 05/13/46	350 M	384,988
UnitedHealth Group, Inc.
4.75%, 07/15/45	470 M	543,658
		1,479,881
Real Estate 1.2%
HCP, Inc.
4%, 06/01/25	300 M	309,341
Retail Opportunity Investments Partnership LP
5%, 12/15/23	250 M	260,212
		569,553
Technology 1.9%
First Data Corp.
5%, 01/15/24(a)	75 M	77,872
KLA-Tencor Corp.
4.65%, 11/01/24	300 M	324,892
Microsoft Corp.
2.4%, 08/08/26	350 M	339,144
Nuance Communications, Inc.
5.625%, 12/15/26(a)	75 M	79,500
Western Digital Corp.
10.5%, 04/01/24	75 M	88,125
		909,533
Transportation 1.3%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	510 M	540,775
	Principal Amount (M=$1,000)	Value (Note 2)
XPO Logistics, Inc.
6.5%, 06/15/22(a)	75 M	$78,750
		619,525
Utilities 0.8%
Electricite de France SA
3.625%, 10/13/25(a)	300 M	308,246
NRG Yield Operating LLC
5.375%, 08/15/24	75 M	78,750
		386,996
Total Domestic Corporate Bonds (Cost $20,233,446)		20,479,924
Bank Loans 0.1%
J Crew Group, Inc.
4.22%, 03/05/21 (Cost $66,045)	66 M	39,852
Municipal Bonds 1.0%
South Carolina State Public Service Authority
6.454%, 01/01/50 (Cost $538,180)	385 M	495,295

	Shares	Value (Note 2)
Institutional Money Market Funds 29.1%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $13,701,917)	13,701,917	13,701,917
Total Investments 99.5% (Cost $46,785,593)†		46,922,470
Other Assets in Excess of Liabilities 0.5%		234,399
Net Assets 100.0%		$47,156,869

†	Cost for federal income tax purposes is $46,785,593. At September 30, 2017 unrealized appreciation for federal income tax purposes aggregated $136,877 of which $475,302 related to appreciated securities and $338,425 related to depreciated securities.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of rule 144A securities amounted to $1,236,059 or 2.62% of net assets.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at September 30, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	22.0%
Health Care	14.8%
Financials	14.5%
Consumer Discretionary	11.4%
Industrials	9.9%

Sector	Percent of Net Assets
Consumer Staples	9.3%
Energy	6.0%
Equity Funds	3.5%
Materials	1.7%
Telecommunication Services	1.7%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.9%
Visa, Inc.	3.0%
Apple, Inc.	3.0%
Alphabet, Inc.	2.7%
Texas Instruments, Inc.	2.5%
Merck & Co., Inc.	2.1%

Description	Percent of Net Assets
Morgan Stanley	2.0%
Boeing Co.	2.0%
Accenture PLC	1.9%
UnitedHealth Group, Inc.	1.9%
Total of Net Assets	25.0%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at September 30, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 89.1%
Consumer Discretionary 11.4%
Amazon.com, Inc.*	700	$672,945
Comcast Corp.	75,000	2,886,000
Goodyear Tire & Rubber Co.	32,000	1,064,000
Home Depot, Inc.	10,000	1,635,600
Marriott Int'l., Inc.	17,500	1,929,550
McDonald's Corp.	17,000	2,663,560
Omnicom Group, Inc.	22,000	1,629,540
Priceline Group, Inc.*	750	1,373,115
Time Warner, Inc.	13,000	1,331,850
TJX Cos., Inc.	34,000	2,506,820
		17,692,980
Consumer Staples 7.8%
CVS Health Corp.	10,000	813,200
Estee Lauder Cos, Inc.	21,000	2,264,640
Kraft Heinz Co.	15,500	1,202,025
PepsiCo, Inc.	26,000	2,897,180
Philip Morris Int'l., Inc.	22,000	2,442,220
Procter & Gamble Co.	28,000	2,547,440
		12,166,705
Energy 6.0%
Chevron Corp.	15,000	1,762,500
EOG Resources, Inc.	15,000	1,451,100
ExxonMobil Corp.	35,000	2,869,300
Marathon Petroleum Corp.	27,000	1,514,160

	Shares	Value (Note 2)
Schlumberger Ltd.	25,000	$1,744,000
		9,341,060
Financials 14.5%
American Express Co.	15,000	1,356,900
Chubb Ltd.	15,000	2,138,250
CME Group, Inc.	16,500	2,238,720
Comerica, Inc.	23,500	1,792,110
Discover Financial Services	17,500	1,128,400
JPMorgan Chase & Co.	26,000	2,483,260
Morgan Stanley	66,000	3,179,220
PNC Financial Services Group, Inc.	21,000	2,830,170
S&P Global, Inc.	17,500	2,735,425
The Travelers Cos., Inc.	15,000	1,837,800
Webster Financial Corp.	15,000	788,250
		22,508,505
Health Care 14.1%
Amgen, Inc.	10,000	1,864,500
Becton Dickinson & Co.	7,500	1,469,625
Biogen, Inc.*	4,000	1,252,480
Bristol-Myers Squibb Co.	24,000	1,529,760
Danaher Corp.	12,000	1,029,360
Eli Lilly & Co.	16,000	1,368,640
Johnson & Johnson	10,000	1,300,100
Medtronic PLC	33,000	2,566,410
Merck & Co., Inc.	50,000	3,201,500
Stryker Corp.	10,000	1,420,200

	Shares	Value (Note 2)
UnitedHealth Group, Inc.	15,000	$2,937,750
Zoetis, Inc.	32,000	2,040,320
		21,980,645
Industrials 9.9%
3M Co.	5,600	1,175,440
Boeing Co.	12,500	3,177,625
Canadian National Railway Co.	24,000	1,988,400
General Dynamics Corp.	12,500	2,569,750
Honeywell Int'l., Inc.	20,000	2,834,800
United Technologies Corp.	19,000	2,205,520
Verisk Analytics, Inc.*	16,700	1,389,273
		15,340,808
Information Technology 22.0%
Accenture PLC	22,000	2,971,540
Alphabet, Inc.*	4,400	4,220,084
Apple, Inc.	30,000	4,623,600
Check Point Software Technologies Ltd.*	13,000	1,482,260
Cisco Systems, Inc.	80,000	2,690,400
Cognizant Technology Solutions Corp.	18,000	1,305,720
Facebook, Inc.*	6,000	1,025,220
Microsoft Corp.	81,000	6,033,690
Synopsys, Inc.*	17,000	1,369,010
Texas Instruments, Inc.	44,000	3,944,160
Visa, Inc.	44,000	4,630,560
		34,296,244

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

	Shares	Value (Note 2)
Materials 1.7%
DowDuPont, Inc.	19,230	$1,331,293
Praxair, Inc.	10,000	1,397,400
		2,728,693
Telecommunication Services 1.7%
Verizon Communications, Inc.	52,700	2,608,123
Total Domestic Common Stocks (Cost $60,247,342)		138,663,763
Domestic Exchange Traded Funds 3.5%
Equity Funds 3.5%
iShares Core S&P Mid-Cap ETF	11,000	1,967,900
iShares Russell Mid-Cap Value ETF	11,500	976,695
SPDR S&P MidCap 400 ETF Trust	2,700	881,091
Utilities Select Sector SPDR Fund	30,000	1,591,500
Total Domestic Exchange Traded Funds (Cost $5,248,352)		5,417,186
Foreign Stocks & ADR's 2.2%
Netherlands 1.5%
Unilever NV ADR	40,000	2,361,600
Switzerland 0.7%
Roche Holding AG ADR	33,000	1,054,845
Total Foreign Stocks & ADR's (Cost $2,750,747)		3,416,445
Real Estate Investment Trusts 1.3%
Real Estate 1.3%
Equinix, Inc.(a) (Cost $1,719,052)	4,500	2,008,350
Institutional Money Market Funds 4.0%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $6,209,155)	6,209,155	6,209,155
Total Investments 100.1% (Cost $76,174,648)†		155,714,899

Excess of Liabilities Over Other Assets (0.1)%		(85,569)

Net Assets 100.0%		$155,629,330

*	Non-income producing.
†	Cost for federal income tax purposes is $76,174,648. At September 30, 2017 unrealized appreciation for federal income tax purposes aggregated $79,540,251 of which $80,402,566 related to appreciated securities and $862,315 related to depreciated securities.
(a)	Real Estate Investment Trusts

ADR - American Depositary Receipt

SPDR- Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile (Unaudited)

at September 30, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	28.5%
Health Care	19.3%
Consumer Discretionary	18.7%
Industrials	13.0%
Financials	10.4%
Sector	Percent of Net Assets
Real Estate	3.3%
Energy	2.6%
Telecommunication Services	1.2%
Materials	0.5%

Top 10 Holdings**

Description	Percent of Net Assets
Glacier Bancorp, Inc.	1.9%
Acxiom Corp.	1.7%
NICE Systems Ltd.	1.7%
Bio-Techne Corp.	1.6%
Genesee & Wyoming, Inc.	1.6%
VeriFone Systems, Inc.	1.5%
Description	Percent of Net Assets
Corporate Office Properties Trust	1.5%
SkyWest, Inc.	1.5%
Carrizo Oil & Gas, Inc.	1.4%
Diplomat Pharmacy, Inc.	1.3%
Total of Net Assets	15.7%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 93.3%
Consumer Discretionary 18.7%
Aaron's, Inc.	18,062	$788,045
Adtalem Global Education, Inc.	22,285	798,917
Bloomin' Brands, Inc.	46,876	825,017
Callaway Golf Co.	58,300	841,269
Five Below, Inc.*	15,068	826,932
Hillenbrand, Inc.	13,900	540,015
KB Home	32,524	784,479
MDC Partners, Inc.	66,536	731,896
Meredith Corp.	10,100	560,550
Penn National Gaming, Inc.*	35,543	831,351
Planet Fitness, Inc.	28,301	763,561
Regal Entertainment Group	51,500	824,000
Select Comfort Corp.*	26,341	817,888
Texas Roadhouse, Inc.	16,534	812,481
The Habit Restaurants, Inc.*	38,040	496,422
Tile Shop Holdings, Inc.	57,103	725,208
TRI Pointe Group, Inc.*	63,542	877,515
		12,845,546
Energy 2.6%
Carrizo Oil & Gas, Inc.*	54,332	930,707
Gulfport Energy Corp.*	58,775	842,834
		1,773,541
Financials 10.4%
Chemical Financial Corp.	16,200	846,612
Evercore Partners, Inc.	10,229	820,877
	Shares	Value (Note 2)
Glacier Bancorp, Inc.	33,792	$1,275,986
Heartland Financial USA, Inc.	5,362	264,883
PRA Group, Inc.*	23,951	686,196
Stifel Financial Corp.	15,541	830,822
Webster Financial Corp.	15,373	807,851
Western Alliance Bancorp*	14,499	769,607
WSFS Financial Corp.	17,100	833,625
		7,136,459
Health Care 19.3%
Allscripts Healthcare Solutions, Inc.*	38,500	547,855
Analogic Corp.	4,955	414,981
AngioDynamics, Inc.*	43,673	746,372
Bio-Rad Laboratories, Inc.*	3,496	776,881
Bio-Techne Corp.	9,335	1,128,508
Capital Senior Living Corp.*	52,683	661,172
Diplomat Pharmacy, Inc.*	43,400	898,814
Globus Medical, Inc.*	27,249	809,840
Haemonetics Corp.*	18,838	845,261
HealthSouth Corp.	16,183	750,082
Magellan Health, Inc.*	9,572	826,064
MEDNAX, Inc.*	6,807	293,518
Natus Medical, Inc.*	14,700	551,250
NuVasive, Inc.*	14,553	807,109
Omnicell, Inc.*	14,649	747,831
Orthofix Int'l. NV*	17,962	848,705
Owens & Minor, Inc.	27,382	799,554
	Shares	Value (Note 2)
Tivity Health, Inc.*	19,650	$801,720
		13,255,517
Industrials 13.0%
Crane Co.	9,182	734,468
EnerSys	7,900	546,443
Esterline Technologies Corp.*	8,768	790,435
Genesee & Wyoming, Inc.*	15,157	1,121,770
Healthcare Services Group, Inc.	14,767	796,975
Knight-Swift Transportation Holdings, Inc.*	18,352	762,526
Mobile Mini, Inc.	23,779	819,187
Quanta Services, Inc.*	19,833	741,159
Regal Beloit Corp.	10,407	822,153
SkyWest, Inc.	22,800	1,000,920
Woodward, Inc.	9,761	757,551
		8,893,587
Information Technology 26.8%
8x8, Inc.*	53,500	722,250
Acxiom Corp.*	47,163	1,162,096
Aspen Technology, Inc.*	11,123	698,636
Barracuda Networks, Inc.*	33,938	822,318
Blackhawk Network Holdings, Inc.*	18,660	817,308
Bottomline Technologies de, Inc.*	23,611	751,538
BroadSoft, Inc.*	15,900	799,770
Carbonite, Inc.*	38,190	840,180

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

	Shares	Value (Note 2)
CommVault Systems, Inc.*	13,241	$805,053
Finisar Corp.*	38,892	862,236
GrubHub, Inc.*	14,983	789,005
GTT Communications, Inc.*	25,723	814,133
j2 Global, Inc.	11,468	847,256
MAXIMUS, Inc.	13,287	857,011
Microsemi Corp.*	11,609	597,631
NetScout Systems, Inc.*	24,683	798,495
Nuance Communications, Inc.*	42,881	674,089
ON Semiconductor Corp.*	42,841	791,273
Open Text Corp.	20,214	652,710
Plantronics, Inc.	18,330	810,553
Tower Semiconductor Ltd.*	26,649	819,457
VeriFone Systems, Inc.*	52,477	1,064,233
Verint Systems, Inc.*	12,900	539,865
		18,337,096
Materials 0.5%
Innophos Holdings, Inc.	6,613	325,294
Real Estate 0.8%
RE/MAX Holdings, Inc.	8,616	547,547
Telecommunication Services 1.2%
Cogent Communications Holdings, Inc.	16,300	797,070
Total Domestic Common Stocks (Cost $52,643,737)		63,911,657
Foreign Stocks & ADR's 1.7%
Israel 1.7%
NICE Systems Ltd. ADR (Cost $619,150)	14,268	1,160,131
Real Estate Investment Trusts 2.5%
Real Estate 2.5%
Corporate Office Properties Trust(a)	30,665	1,006,732
Outfront Media, Inc.	27,100	682,378
Total Real Estate Investment Trusts (Cost $1,413,895)		1,689,110
Institutional Money Market Funds 8.9%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $6,104,407)	6,104,407	6,104,407
Total Investments 106.4% (Cost $60,781,189)†		72,865,305
Excess of Liabilities Over Other Assets (6.4)%		(4,392,689)
Net Assets 100.0%		$68,472,616
*	Non-income producing.
†	Cost for federal income tax purposes is $60,781,189. At September 30, 2017 unrealized appreciation for federal income tax purposes aggregated $12,084,116 of which $14,183,817 related to appreciated securities and $2,099,701 related to depreciated securities.
(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of four separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The four funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Trustees (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)	Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)	Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)	The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal period, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of September 30, 2017 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Mortgage-Backed Securities	$–	$2,951,222	$–	$2,951,222
Domestic Common Stocks	9,274,519	–	–	9,274,519
Domestic Exchange Traded Funds	233,631	–	–	233,631
Foreign Stocks & ADRs:
Netherlands	206,640	–	–	206,640
Switzerland	–	63,930	–	63,930
Institutional Money Market Funds	–	4,181,782	–	4,181,782
Real Estate Investment Trusts	133,890	–	–	133,890
Totals	$9,848,680	$7,196,934	$–	$17,045,614

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bond:
Agency Collateralized Mortgage Obligations	$–	$1,671,639	$–	$1,671,639
Agency Mortgage-Backed Securities	–	10,533,843	–	10,533,843
Bank Loans	–	39,852	–	39,852
Domestic Corporate Bonds	–	20,479,924	–	20,479,924
Institutional Money Market Funds	–	13,701,917	–	13,701,917
Municipal Bonds	–	495,295	–	495,295
Totals	$–	$46,922,470	$–	$46,922,470

Common Stock:
Domestic Common Stocks	$138,663,763	$–	$–	$138,663,763
Domestic Exchange Traded Funds	5,417,186	–	–	5,417,186
Foreign Stocks & ADRs:
Netherlands	2,361,600	–	–	2,361,600
Switzerland	–	1,054,845	–	1,054,845
Institutional Money Market Funds	–	6,209,155	–	6,209,155
Real Estate Investment Trusts	2,008,350	–	–	2,008,350
Totals	$148,450,899	$7,264,000	$–	$155,714,899

Small Company:
Domestic Common Stocks	$63,911,657	$–	$–	$63,911,657
Foreign Stocks & ADRs	1,160,131	–	–	1,160,131
Institutional Money Market Funds	–	6,104,407	–	6,104,407
Real Estate Investment Trusts	1,689,110	–	–	1,689,110
Totals	$66,760,898	$6,104,407	$–	$72,865,305

Investments in Securities - Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended September 30, 2017.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended September 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Philip G. Partridge, Jr.

Philip G. Partridge, Jr.
Vice President & Treasurer
Date: October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Brownell

Thomas H. Brownell
President
Date: October 25, 2017

By /s/ Philip G. Partridge, Jr.

Philip G. Partridge, Jr.
Vice President & Treasurer
Date: October 25, 2017